N-6	Aug. 13, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Aug. 13, 2026
Amendment Flag	false
CorpExec VUL Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective August 1, 2026, all references to The Putnam Advisory Company, LLC as a sub-adviser to the Putnam VT International Value Fund – Class IA were deleted and replaced with Templeton Asset Management Ltd.In addition, the following changes to the VY® Morgan Stanley Global Franchise Portfolio – Class R6 are effective on or about August 14, 2026 (the “Effective Date”): PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
VY® Morgan Stanley Global Franchise Portfolio – Class R6	VY® Global Equity Insights Portfolio – Class R6
 SUB-ADVISER CHANGEAny reference to Morgan Stanley Investment Management Inc. (“MSIM”), the sub-adviser to the VY® Morgan Stanley Global Franchise Portfolio – Class R6, in your Prospectus and Updating Summary Prospectus is deleted and replaced with Voya Investment Management Co. LLC. PORTFOLIO HARD CLOSUREAs of the close of business on or about the Effective Date, the VY® Morgan Stanley Global Franchise Portfolio – Class R6 will be closed to new premiums and transfers. Policyowners who remove any Cash Value from this Investment Division will not be permitted to reinvest in it.In the Initial Summary Prospectus for CEVUL Plus and the Prospectus for CEAVUL, the reference to the VY® Morgan Stanley Global Franchise Portfolio – Class R6 will be deleted in its entirety.In the Prospectus and Updating Summary Prospectus for CEVUL II-V, CEVUL VI, and CEVUL Plus, in the “Appendix: Eligible Portfolios Available Under the Policy” section, the reference to the VY® Morgan Stanley Global Franchise Portfolio – Class R6 will be deleted in its entirety and replaced with the following:
Type	Eligible Portfolio and Advisers/Sub- Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	VY® Global Equity Insights Portfolio–Class R6** Adviser: Voya / Sub-Adviser: Voya Investment Management Co. LLC	0.89%	0.33%	5.06%	N/A
**No Premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
Portfolio Companies [Table Text Block]
Type	Eligible Portfolio and Advisers/Sub- Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	VY® Global Equity Insights Portfolio–Class R6** Adviser: Voya / Sub-Adviser: Voya Investment Management Co. LLC	0.89%	0.33%	5.06%	N/A

CorpExec VUL Plus | VY®Global Equity Insights Portfolio - Class R6
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	VY® Global Equity Insights Portfolio–Class R6
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Voya
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	5.06%
CorpExec VUL Plus | Putnam VT International Value Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd